Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Earnings from continuing operations before income tax expense and equity in (loss) income of affiliates
United States	$ 281		$ 1,644	$ 1,893
Outside the United States	(477)		522	354
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates	(196)	1,875	2,166	2,247
Current:
Federal	204		515	775
State	(2)		61	77
Foreign	66		72	50
Current income tax expense	268		648	902
Deferred:
Federal	27		91	(113)
State	(2)		11	(2)
Foreign	(23)		(8)	(3)
Deferred income tax expense	2		94	(118)
Income tax expense	$ 270	$ 658	$ 742	$ 784